Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000152510
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Limited Duration Fund
Class Name	I Shares
Trading Symbol	KCLIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Limited Duration Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Limited Duration Fund, I Shares	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 247,420,068
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 423,337
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$247,420,068	240	$423,337	49%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Health Care	0.8%
Communication Services	1.0%
Consumer Discretionary	1.6%
U.S. Government Agency Mortgage-Backed Obligations	1.9%
Consumer Staples	3.1%
Energy	3.6%
Real Estate	3.8%
Materials	4.2%
Utilities	5.2%
Mortgage-Backed Securities	5.6%
Information Technology	6.0%
Industrials	6.8%
Financials	15.6%
U.S. Treasury Obligations	15.9%
Asset-Backed Securities	24.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.875%	12/31/27	4.2%
U.S. Treasury Notes	3.875%	06/15/28	3.3%
U.S. Treasury Notes	4.375%	11/30/28	3.2%
U.S. Treasury Notes	3.875%	03/31/27	2.6%
U.S. Treasury Notes	1.500%	01/31/27	1.3%
U.S. Treasury Notes	3.375%	02/29/28	1.2%
Kyndryl Holdings	2.700%	10/15/28	0.9%
Icon Investments Six DAC	5.849%	05/08/29	0.8%
FHLMC, Ser 2020-5036, Cl AB	2.000%	05/25/41	0.8%
Store Capital	4.500%	03/15/28	0.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
C000158706
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Limited Duration Fund
Class Name	Class S Shares
Trading Symbol	KCLSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class S Shares of the Knights of Columbus Limited Duration Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Limited Duration Fund, Class S Shares	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 247,420,068
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 423,337
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$247,420,068	240	$423,337	49%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Health Care	0.8%
Communication Services	1.0%
Consumer Discretionary	1.6%
U.S. Government Agency Mortgage-Backed Obligations	1.9%
Consumer Staples	3.1%
Energy	3.6%
Real Estate	3.8%
Materials	4.2%
Utilities	5.2%
Mortgage-Backed Securities	5.6%
Information Technology	6.0%
Industrials	6.8%
Financials	15.6%
U.S. Treasury Obligations	15.9%
Asset-Backed Securities	24.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.875%	12/31/27	4.2%
U.S. Treasury Notes	3.875%	06/15/28	3.3%
U.S. Treasury Notes	4.375%	11/30/28	3.2%
U.S. Treasury Notes	3.875%	03/31/27	2.6%
U.S. Treasury Notes	1.500%	01/31/27	1.3%
U.S. Treasury Notes	3.375%	02/29/28	1.2%
Kyndryl Holdings	2.700%	10/15/28	0.9%
Icon Investments Six DAC	5.849%	05/08/29	0.8%
FHLMC, Ser 2020-5036, Cl AB	2.000%	05/25/41	0.8%
Store Capital	4.500%	03/15/28	0.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
C000152509
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Core Bond Fund
Class Name	I Shares
Trading Symbol	KCCIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Core Bond Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Core Bond Fund, I Shares	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 383,519,115
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 640,648
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$383,519,115	342	$640,648	15%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Discretionary	0.4%
Consumer Staples	0.7%
Communication Services	0.8%
Information Technology	1.1%
Materials	2.2%
Energy	2.5%
Real Estate	2.7%
Industrials	2.8%
Municipal Bonds	4.2%
Utilities	4.3%
Mortgage-Backed Securities	8.6%
Financials	9.9%
Asset-Backed Securities	12.5%
U.S. Government Agency Mortgage-Backed Obligations	21.3%
U.S. Treasury Obligations	23.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.875%	12/31/27	3.9%
U.S. Treasury Notes	2.750%	05/31/29	2.7%
U.S. Treasury Bonds	1.250%	05/15/50	1.9%
U.S. Treasury Bonds	3.000%	05/15/45	1.8%
U.S. Treasury Notes	1.375%	11/15/31	1.7%
U.S. Treasury Notes	2.625%	07/31/29	1.4%
U.S. Treasury Notes	3.875%	09/30/29	1.3%
U.S. Treasury Bonds	3.750%	08/15/41	1.3%
U.S. Treasury Notes	4.125%	11/15/32	1.2%
U.S. Treasury Bonds	1.875%	11/15/51	1.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
C000158704
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Core Bond Fund
Class Name	Class S Shares
Trading Symbol	KCCSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class S Shares of the Knights of Columbus Core Bond Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Core Bond Fund, Class S Shares	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 383,519,115
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 640,648
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$383,519,115	342	$640,648	15%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Discretionary	0.4%
Consumer Staples	0.7%
Communication Services	0.8%
Information Technology	1.1%
Materials	2.2%
Energy	2.5%
Real Estate	2.7%
Industrials	2.8%
Municipal Bonds	4.2%
Utilities	4.3%
Mortgage-Backed Securities	8.6%
Financials	9.9%
Asset-Backed Securities	12.5%
U.S. Government Agency Mortgage-Backed Obligations	21.3%
U.S. Treasury Obligations	23.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.875%	12/31/27	3.9%
U.S. Treasury Notes	2.750%	05/31/29	2.7%
U.S. Treasury Bonds	1.250%	05/15/50	1.9%
U.S. Treasury Bonds	3.000%	05/15/45	1.8%
U.S. Treasury Notes	1.375%	11/15/31	1.7%
U.S. Treasury Notes	2.625%	07/31/29	1.4%
U.S. Treasury Notes	3.875%	09/30/29	1.3%
U.S. Treasury Bonds	3.750%	08/15/41	1.3%
U.S. Treasury Notes	4.125%	11/15/32	1.2%
U.S. Treasury Bonds	1.875%	11/15/51	1.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
C000214840
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Long/Short Equity Fund
Class Name	I Shares
Trading Symbol	KCEIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Long/Short Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Long/Short Equity Fund, I Shares	$94	1.84%Footnote Reference*
Footnote	Description
Footnote*	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.39%.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.84% [1]
AssetsNet	$ 220,515,476
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 1,252,594
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$220,515,476	90	$1,252,594	31%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Industrials	-5.3%
Exchange-Traded Funds	-5.3%
Real Estate	-1.0%
Rights	0.0%
Utilities	0.6%
Materials	2.7%
Consumer Staples	3.1%
Communication Services	4.0%
Consumer Discretionary	4.8%
Energy	5.5%
Financials	7.0%
Information Technology	8.9%
Health Care	12.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
PGIM AAA CLO ETF	3.9%
Janus Henderson AAA CLO ETF	3.9%
Flex	2.8%
CF Industries Holdings	2.5%
Halliburton	2.3%
United Therapeutics	2.2%
Airbnb, Cl A	2.1%
Royalty Pharma PLC, Cl A	2.1%
Zoom Communications, Cl A	2.0%
Expedia Group	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
C000152512
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Large Cap Value Fund
Class Name	I Shares
Trading Symbol	KCVIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Large Cap Value Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Value Fund, I Shares	$39	0.73%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%
AssetsNet	$ 352,245,073
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 952,790
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$352,245,073	77	$952,790	35%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	3.7%
Real Estate	4.1%
Communication Services	5.0%
Health Care	5.6%
Consumer Discretionary	5.7%
Utilities	6.8%
Industrials	7.6%
Consumer Staples	8.2%
Information Technology	11.6%
Energy	14.1%
Financials	25.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Exxon Mobil	4.6%
Bank of America	3.7%
Chevron	3.0%
Citigroup	2.9%
Goldman Sachs Group	2.3%
Steel Dynamics	2.0%
Texas Instruments	2.0%
AT&T	1.9%
FedEx	1.9%
Morgan Stanley	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
C000158710
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Large Cap Value Fund
Class Name	Class S
Trading Symbol	KCVSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class S Shares of the Knights of Columbus Large Cap Value Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Value Fund, Class S Shares	$44	0.83%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%
AssetsNet	$ 352,245,073
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 952,790
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$352,245,073	77	$952,790	35%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	3.7%
Real Estate	4.1%
Communication Services	5.0%
Health Care	5.6%
Consumer Discretionary	5.7%
Utilities	6.8%
Industrials	7.6%
Consumer Staples	8.2%
Information Technology	11.6%
Energy	14.1%
Financials	25.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Exxon Mobil	4.6%
Bank of America	3.7%
Chevron	3.0%
Citigroup	2.9%
Goldman Sachs Group	2.3%
Steel Dynamics	2.0%
Texas Instruments	2.0%
AT&T	1.9%
FedEx	1.9%
Morgan Stanley	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
C000152511
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Large Cap Growth Fund
Class Name	I Shares
Trading Symbol	KCGIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Large Cap Growth Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Growth Fund, I Shares	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 332,331,391
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 854,860
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$332,331,391	76	$854,860	20%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Energy	0.8%
Utilities	0.9%
Materials	1.2%
Real Estate	2.1%
Health Care	2.1%
Consumer Staples	3.8%
Consumer Discretionary	6.7%
Industrials	9.7%
Financials	10.0%
Communication Services	14.1%
Information Technology	46.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	10.8%
Apple	9.6%
Microsoft	7.0%
Alphabet, Cl A	5.4%
Broadcom	4.9%
Alphabet, Cl C	4.3%
Meta Platforms, Cl A	3.3%
Tesla	2.6%
JPMorgan Chase	2.1%
Visa, Cl A	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
C000158708
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Large Cap Growth Fund
Class Name	Class S
Trading Symbol	KCGSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class S Shares of the Knights of Columbus Large Cap Growth Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Growth Fund, Class S Shares	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
AssetsNet	$ 332,331,391
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 854,860
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$332,331,391	76	$854,860	20%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Energy	0.8%
Utilities	0.9%
Materials	1.2%
Real Estate	2.1%
Health Care	2.1%
Consumer Staples	3.8%
Consumer Discretionary	6.7%
Industrials	9.7%
Financials	10.0%
Communication Services	14.1%
Information Technology	46.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	10.8%
Apple	9.6%
Microsoft	7.0%
Alphabet, Cl A	5.4%
Broadcom	4.9%
Alphabet, Cl C	4.3%
Meta Platforms, Cl A	3.3%
Tesla	2.6%
JPMorgan Chase	2.1%
Visa, Cl A	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
C000152513
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Small Cap Fund
Class Name	I Shares
Trading Symbol	KCSIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Small Cap Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Small Cap Fund, I Shares	$47	0.87%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.87%
AssetsNet	$ 193,755,035
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 637,375
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$193,755,035	100	$637,375	33%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Communication Services	1.2%
Utilities	2.2%
Consumer Staples	2.8%
Materials	3.5%
Energy	6.3%
Real Estate	7.1%
Consumer Discretionary	11.8%
Information Technology	12.2%
Health Care	15.2%
Industrials	15.6%
Financials	18.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Axsome Therapeutics	1.9%
Semtech	1.8%
Garrett Motion	1.7%
Granite Construction	1.7%
Liberty Energy, Cl A	1.6%
Phinia	1.6%
Valley National Bancorp	1.6%
United Natural Foods	1.6%
FirstCash Holdings	1.5%
American Healthcare REIT	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
C000158713
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Small Cap Fund
Class Name	Class S
Trading Symbol	KCSSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class S Shares of the Knights of Columbus Small Cap Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Small Cap Fund, Class S Shares	$53	0.97%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.97%
AssetsNet	$ 193,755,035
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 637,375
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$193,755,035	100	$637,375	33%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Communication Services	1.2%
Utilities	2.2%
Consumer Staples	2.8%
Materials	3.5%
Energy	6.3%
Real Estate	7.1%
Consumer Discretionary	11.8%
Information Technology	12.2%
Health Care	15.2%
Industrials	15.6%
Financials	18.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Axsome Therapeutics	1.9%
Semtech	1.8%
Garrett Motion	1.7%
Granite Construction	1.7%
Liberty Energy, Cl A	1.6%
Phinia	1.6%
Valley National Bancorp	1.6%
United Natural Foods	1.6%
FirstCash Holdings	1.5%
American Healthcare REIT	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
C000214842
Shareholder Report [Line Items]
Fund Name	Knights of Columbus U.S. All Cap Index Fund
Class Name	I Shares
Trading Symbol	KCXIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus U.S. All Cap Index Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus U.S. All Cap Index Fund, I Shares	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 344,221,044
Holdings Count | Holding	2,797
Advisory Fees Paid, Amount	$ 139,041
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$344,221,044	2,797	$139,041	4%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Total Return Swaps	0.2%
Real Estate	2.4%
Materials	2.4%
Utilities	2.6%
Health Care	3.3%
Energy	4.1%
Consumer Staples	4.6%
Consumer Discretionary	6.8%
Industrials	9.7%
Communication Services	11.4%
Financials	13.2%
Information Technology	36.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	7.5%
Apple	6.3%
Microsoft	4.9%
Alphabet, Cl A	3.6%
Broadcom	3.1%
Alphabet, Cl C	2.9%
Meta Platforms, Cl A	2.2%
Tesla	1.8%
JPMorgan Chase	1.3%
Exxon Mobil	1.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
C000214836
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Real Estate Fund
Class Name	I Shares
Trading Symbol	KCRIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Real Estate Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Real Estate Fund, I Shares	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
AssetsNet	$ 161,283,836
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 613,919
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$161,283,836	52	$613,919	14%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	99.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Welltower	11.0%
Prologis	9.9%
Equinix	7.8%
American Tower	5.6%
Digital Realty Trust	4.9%
Simon Property Group	4.9%
Realty Income,	4.6%
Public Storage	3.5%
Crown Castle	2.7%
Iron Mountain	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
C000152514
Shareholder Report [Line Items]
Fund Name	Knights of Columbus International Equity Fund
Class Name	I Shares
Trading Symbol	KCIIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus International Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus International Equity Fund, I Shares	$58	1.09%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.09%
AssetsNet	$ 281,747,735
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 1,164,200
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$281,747,735	92	$1,164,200	29%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	17.3%
Exchange-Traded Fund	0.6%
Germany	3.1%
Spain	3.9%
Switzerland	4.0%
India	4.2%
France	6.5%
Netherlands	6.6%
United Kingdom	6.9%
Canada	7.2%
South Korea	7.5%
Taiwan	8.2%
Japan	10.0%
China	10.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	5.8%
Samsung Electronics	2.9%
ASML Holding	2.4%
Royal Bank of Canada	2.2%
Mitsubishi UFJ Financial Group	1.9%
SK Hynix	1.9%
Shell PLC	1.8%
BHP Group	1.7%
Engie	1.7%
UBS Group	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
C000158714
Shareholder Report [Line Items]
Fund Name	Knights of Columbus International Equity Fund
Class Name	Class S
Trading Symbol	KCISX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class S Shares of the Knights of Columbus International Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus International Equity Fund, Class S Shares	$64	1.20%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%
AssetsNet	$ 281,747,735
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 1,164,200
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$281,747,735	92	$1,164,200	29%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	17.3%
Exchange-Traded Fund	0.6%
Germany	3.1%
Spain	3.9%
Switzerland	4.0%
India	4.2%
France	6.5%
Netherlands	6.6%
United Kingdom	6.9%
Canada	7.2%
South Korea	7.5%
Taiwan	8.2%
Japan	10.0%
China	10.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	5.8%
Samsung Electronics	2.9%
ASML Holding	2.4%
Royal Bank of Canada	2.2%
Mitsubishi UFJ Financial Group	1.9%
SK Hynix	1.9%
Shell PLC	1.8%
BHP Group	1.7%
Engie	1.7%
UBS Group	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kocaa.com/resources/forms/#tab-1-application--account-forms

[1]	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.39%.